UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5225
Oppenheimer Quest for Value Funds
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado      80112-3924
(Address of principal executive offices)     (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  October 31
Date of reporting period:  04/30/2009

Item 1.  Reports to Stockholders.

April 30, 2009

Oppenheimer

Quest Balanced Fund℠

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

April 30, 2009 Oppenheimer Management Quest Balanced Commentaries and FundSM Semiannual Report M A NAG E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L REPORT Listing of Top Holdings Listing of Investments Financial Statements 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Insurance	8.0%
Oil, Gas & Consumable Fuels	7.7
Health Care Providers & Services	4.9
Biotechnology	4.7
Communications Equipment	4.4
Pharmaceuticals	4.0
Capital Markets	3.7
Specialty Retail	3.2
Industrial Conglomerates	3.2
Energy Equipment & Services	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings

General Electric Co.	3.2%
WellPoint, Inc.	3.0
XTO Energy, Inc.	2.8
Exxon Mobil Corp.	2.7
Monsanto Co.	2.6
MetLife, Inc.	2.5
Morgan Stanley	2.5
AFLAC, Inc.	2.5
Apple, Inc.	2.2
Cameco Corp.	2.2
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.
For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on the total market value of investments.
10 | OPPENHEIMER QUEST BALANCED FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER QUEST BALANCED FUND

NOTES
Class Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
13 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES Continued
of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2008	April 30, 2009	April 30, 2009

Actual
Class A	$1,000.00	$1,000.40	$6.82
Class B	1,000.00	997.20	10.65
Class C	1,000.00	996.70	10.45
Class N	1,000.00	999.50	7.86
Class Y	1,000.00	1,003.70	4.13

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.00	6.88
Class B	1,000.00	1,014.18	10.74
Class C	1,000.00	1,014.38	10.54
Class N	1,000.00	1,016.96	7.93
Class Y	1,000.00	1,020.68	4.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended April 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.37%
Class B	2.14
Class C	2.10
Class N	1.58
Class Y	0.83
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

	Shares	Value

Common Stocks—72.8%
Consumer Discretionary—6.0%
Auto Components—0.9%
Goodyear Tire & Rubber Co. (The)[1,2]	1,600,000	$17,584,000
Hotels, Restaurants & Leisure—1.9%
International Game Technology	3,300,000	40,755,000
Specialty Retail—3.2%
Bed Bath & Beyond, Inc.[1,2]	1,000,000	30,420,000
PetSmart, Inc.	1,650,000	37,752,000

		68,172,000

Consumer Staples—3.0%
Food Products—1.5%
Dean Foods Co.[2]	1,500,000	31,050,000
Household Products—1.5%
Colgate-Palmolive Co.	549,000	32,391,000
Energy—10.8%
Energy Equipment & Services—3.1%
Halliburton Co.	1,336,400	27,022,008
Transocean Ltd.[1,2]	585,300	39,496,044

		66,518,052

Oil, Gas & Consumable Fuels—7.7%
Cameco Corp.[1]	2,017,000	45,967,430
Exxon Mobil Corp.[1]	850,000	56,669,500
XTO Energy, Inc.	1,738,400	60,252,944

		162,889,874

Financials—16.7%
Capital Markets—3.7%
Goldman Sachs Group, Inc. (The)	200,000	25,700,000
Morgan Stanley[1]	2,250,000	53,190,000

		78,890,000

Commercial Banks—1.4%
Wells Fargo & Co.	1,500,000	30,015,000
Consumer Finance—1.9%
Capital One Financial Corp.[1]	2,400,000	40,176,000
Diversified Financial Services—1.7%
JPMorgan Chase & Co.	1,081,700	35,696,100
Insurance—8.0%
AFLAC, Inc.[1]	1,800,000	52,002,000
Hartford Financial Services Group, Inc. (The)	1,843,000	21,139,210
F1 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance Continued
MetLife, Inc.[1]	1,795,000	$53,401,250
Prudential Financial, Inc.	1,500,000	43,320,000

		169,862,460

Health Care—13.6%
Biotechnology—4.7%
Biogen Idec, Inc.[2]	800,000	38,672,000
Genzyme Corp. (General Division)[2]	350,000	18,665,500
Regeneron Pharmaceuticals, Inc.[2]	1,500,000	19,890,000
Theravance, Inc.[1,2]	1,500,000	21,495,000

		98,722,500

Health Care Providers & Services—4.9%
Health Net, Inc.[2]	2,750,000	39,710,000
WellPoint, Inc.[2]	1,500,000	64,140,000

		103,850,000

Pharmaceuticals—4.0%
Pfizer, Inc.[1]	1,600,000	21,376,000
Roche Holding Ltd., Sponsored ADR	747,300	23,637,099
Sepracor, Inc.[1,2]	2,850,000	40,498,500

		85,511,599

Industrials—4.3%
Aerospace & Defense—1.1%
Boeing Co.	550,000	22,027,500
Industrial Conglomerates—3.2%
General Electric Co.	5,363,000	67,841,950
Information Technology—12.4%
Communications Equipment—4.4%
Cisco Systems, Inc.[2]	1,950,000	37,674,000
Nokia Corp., Sponsored ADR	1,250,000	17,675,000
QUALCOMM, Inc.	900,000	38,088,000

		93,437,000

Computers & Peripherals—2.2%
Apple, Inc.[2]	375,000	47,186,250
Internet Software & Services—1.9%
Google, Inc., Cl. A2	100,000	39,597,000
IT Services—1.9%
Infosys Technologies Ltd., Sponsored ADR[1]	1,300,000	40,053,000
F2 | OPPENHEIMER QUEST BALANCED FUND

	Shares	Value

Semiconductors & Semiconductor Equipment—2.0%
ASML Holding NV1	2,000,000	$42,300,000
Materials—5.3%
Chemicals—2.6%
Monsanto Co.	660,000	56,027,400
Metals & Mining—2.7%
Alcoa, Inc.[1]	4,000,000	36,280,000
Companhia Vale do Rio Doce, ADR[1]	1,250,000	20,637,500

		56,917,500

Telecommunication Services—0.7%
Diversified Telecommunication Services—0.7%
AT&T, Inc.	593,000	15,192,660

Total Common Stocks (Cost $1,851,236,309)		1,542,663,845

Preferred Stocks—0.4%
CIT Group, Inc., 8.75% Cv., Series C (Cost $24,828,656)	495,173	7,927,720

	Principal
	Amount

Asset-Backed Securities—0.7%
CWHEQ Home Equity Loan Trust, Home Equity Loan
Asset-Backed Certificates, Series 2007-S2, Cl. A3, 5.813%, 5/1/37	$15,216,928	4,549,787
Ford Credit Auto Owner Trust 2009-A, Auto Receivables
Asset-Backed Certificates, Series 2009-A, Cl. A4, 6.07%, 5/15/14	10,491,000	10,501,216

Total Asset-Backed Securities (Cost $16,425,104)		15,051,003

Mortgage-Backed Obligations—10.8%
Federal Home Loan Mortgage Corp.:
4.50%, 6/1/23-11/1/23	80,422,813	82,655,048
6%, 8/1/38	22,083,066	23,077,704
Federal National Mortgage Assn., 5%, 5/1/38	55,366,414	57,012,359
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Trust 2006-83, Cl. FH, 0.878%, 9/25/36[3]	11,217,326	11,024,668
Trust 2006-93, Cl. MF, 0.838%, 10/25/36[3]	22,779,017	22,320,418
Government National Mortgage Assn., 5.50%, 6/1/37-6/15/38	31,513,305	32,778,727

Total Mortgage-Backed Obligations (Cost $219,533,099)		228,868,924

U.S. Government Obligations—6.6%
Fannie Mae Nts.:
1.70%, 4/29/11	7,901,000	7,898,211
2.15%, 5/4/12[4]	7,901,000	7,873,283
2.75%, 3/13/14	16,160,000	16,373,942
F3 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

U.S. Government Obligations Continued
Federal Farm Credit Bank Bonds, 2.625%, 4/17/14	$16,506,000	$16,403,698
Federal Home Loan Bank Bonds, 1.63%, 3/16/11[1]	4,570,000	4,602,657
Federal National Mortgage Assn. Sr. Unsec. Nts., 5.375%, 6/12/17	3,203,000	3,616,161
U.S. Treasury Bonds, 7.25%, 8/15/22	19,000,000	25,679,697
U.S. Treasury Inflation Index Bonds, 1.75%, 1/15/28[5]	25,858,000	23,645,362
U.S. Treasury Nts.:
1.25%, 5/15/12[4]	30,000,000	29,854,200
2.25%, 2/29/16	3,238,000	3,242,051

Total U.S. Government Obligations (Cost $139,892,708)		139,189,262

Non-Convertible Corporate Bonds and Notes—8.3%
Allied Waste North America, Inc., 6.875% Sr. Unsec. Nts., 6/1/17	6,132,000	5,957,079
American Express Credit Corp.:
1.838% Sr. Unsec. Nts., Series C, 5/27/10[3]	15,414,000	14,757,055
5% Nts., Series B, 12/2/10	10,870,000	10,848,086
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10	30,900,000	30,471,448
Bank of America Corp., 5.75% Sr. Unsec. Nts., 12/1/17	25,000,000	20,456,575
Bear Stearns Cos., Inc. (The), 1.36% Sr. Unsec. Unsub. Nts., 2/1/12[3]	15,185,000	13,891,557
Citigroup, Inc.:
4.625% Nts., 8/3/10	19,740,000	19,190,320
6% Nts., 2/21/12	15,050,000	13,839,784
Goldman Sachs Group, Inc. (The):
6.15% Sr. Unsec. Nts., 4/1/18	8,940,000	8,446,584
6.75% Unsec. Sub. Nts., 10/1/37	19,680,000	15,056,971
Morgan Stanley:
1.341% Sr. Unsec. Unsub. Nts., Series F, 5/7/10[3]	9,885,000	9,289,893
6.625% Sr. Unsec. Nts., Series F, 4/1/18	14,765,000	14,074,338

Total Non-Convertible Corporate Bonds and Notes (Cost $186,831,307)		176,279,690
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $2,438,747,183)		2,109,980,444

	Shares

Investments Purchased with Cash Collateral from Securities Loaned—13.7%[6]
OFI Liquid Assets Fund, LLC, 0.77%[7,8] (Cost $290,928,783)	290,928,783	290,928,783
Total Investments, at Value (Cost $2,729,675,966)	113.3%	2,400,909,227
Liabilities in Excess of Other Assets	(13.3)	(282,092,531)

Net Assets	100.0%	$2,118,816,696

F4 | OPPENHEIMER QUEST BALANCED FUND

Footnotes to Statement of Investments

1.	Partial or fully-loaned security. See Note 5 of accompanying Notes.

2.	Non-income producing security.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	When-issued security or delayed delivery to be delivered and settled after April 30, 2009. See Note 1 of accompanying Notes.

5.	Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

6.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 5 of accompanying Notes.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2008	Additions	Reductions	April 30, 2009

OFI Liquid Assets Fund, LLC	142,691,700	978,708,463	830,471,380	290,928,783

	Value	Income

OFI Liquid Assets Fund, LLC	$290,928,783	$920,821	[a]

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

8.	Rate shown is the 7-day yield as of April 30, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of April 30, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$1,841,520,348	$—
Level 2—Other Significant Observable Inputs	559,388,879	—
Level 3—Significant Unobservable Inputs	—	—

Total	$2,400,909,227	$—

*    Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,438,747,183)	$2,109,980,444
Affiliated companies (cost $290,928,783)	290,928,783

2,400,909,227
Cash	26,900,432
Receivables and other assets:
Investments sold	65,839,082
Interest and dividends	5,698,212
Other	398,060

Total assets	2,499,745,013

Liabilities
Return of collateral for securities loaned	290,928,783
Payables and other liabilities:
Investments purchased (including $37,736,958 purchased on a when-issued or delayed delivery basis)	82,343,501
Shares of beneficial interest redeemed	5,188,123
Trustees’ compensation	1,039,767
Transfer and shareholder servicing agent fees	585,173
Shareholder communications	477,876
Distribution and service plan fees	285,282
Other	79,812

Total liabilities	380,928,317

Net Assets	$2,118,816,696

Composition of Net Assets
Par value of shares of beneficial interest	$2,019,891
Additional paid-in capital	3,702,463,168
Accumulated net investment income	807,699
Accumulated net realized loss on investments	(1,257,707,323)
Net unrealized depreciation on investments	(328,766,739)

Net Assets	$2,118,816,696

F6 | OPPENHEIMER QUEST BALANCED FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,358,913,033 and 128,636,420 shares of beneficial interest outstanding)	$10.56
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.20

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $340,098,725 and 32,869,382 shares of beneficial interest outstanding)	$10.35

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $322,025,535 and 31,135,583 shares of beneficial interest outstanding)	$10.34

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,386,401 and 6,374,863 shares of beneficial interest outstanding)	$10.41

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $31,393,002 and 2,972,837 shares of beneficial interest outstanding)	$10.56
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2009

Investment Income
Dividends (net of foreign withholding taxes of $448,621)	$20,655,293
Interest	16,422,042
Income from investment of securities lending cash collateral, net—affiliated companies	920,821

Total investment income	37,998,156

Expenses
Management fees	8,321,461
Distribution and service plan fees:
Class A	1,707,731
Class B	1,745,577
Class C	1,615,284
Class N	166,020
Transfer and shareholder servicing agent fees:
Class A	2,576,598
Class B	974,695
Class C	574,407
Class N	128,925
Class Y	59,198
Shareholder communications:
Class A	293,415
Class B	119,634
Class C	64,916
Class N	13,167
Class Y	5,801
Trustees’ compensation	71,853
Custodian fees and expenses	7,135
Other	122,385

Total expenses	18,568,202
Less reduction to custodian expenses	(3,971)
Less waivers and reimbursements of expenses	(1,482,240)

Net expenses	17,081,991

Net Investment Income	20,916,165

Realized and Unrealized Gain (Loss)
Net realized loss on investments from unaffiliated companies	(424,988,649)
Net change in unrealized depreciation on investments	382,240,836

Net Decrease in Net Assets Resulting from Operations	$(21,831,648)

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2009	October 31,
	(Unaudited)	2008

Operations
Net investment income	$20,916,165	$63,728,531
Net realized loss	(424,988,649)	(832,760,905)
Net change in unrealized depreciation	382,240,836	(854,819,259)

Net decrease in net assets resulting from operations	(21,831,648)	(1,623,851,633)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(16,797,570)	(45,931,264)
Class B	(3,030,104)	(7,436,482)
Class C	(2,958,003)	(7,000,007)
Class N	(788,944)	(2,071,501)
Class Y	(821,719)	(3,787,522)

	(24,396,340)	(66,226,776)

Distributions from net realized gain:
Class A	—	(341,185,033)
Class B	—	(135,785,144)
Class C	—	(99,519,895)
Class N	—	(19,443,639)
Class Y	—	(25,395,320)

	—	(621,329,031)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(139,499,721)	(120,513,898)
Class B	(61,179,000)	(438,107,112)
Class C	(43,886,473)	(151,771,032)
Class N	(8,632,401)	(23,435,568)
Class Y	(49,903,839)	(52,340,651)

	(303,101,434)	(786,168,261)

Net Assets
Total decrease	(349,329,422)	(3,097,575,701)
Beginning of period	2,468,146,118	5,565,721,819

End of period (including accumulated net investment income of $807,699 and $4,287,874, respectively)	$2,118,816,696	$2,468,146,118

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.69	$19.18	$18.82	$17.79	$17.19	$15.69

Income (loss) from investment operations:
Net investment income	.11 [1]	.27 [1]	.24 [1]	.21 [1]	.11 [1]	.07
Net realized and unrealized gain (loss)	(.12)	(6.28)	1.05	1.66	.49	1.46

Total from investment operations	(.01)	(6.01)	1.29	1.87	.60	1.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.29)	(.25)	(.23)	—	(.03)
Distributions from net realized gain	—	(2.19)	(.68)	(.61)	—	—

Total dividends and/or distributions to shareholders	(.12)	(2.48)	(.93)	(.84)	—	(.03)

Net asset value, end of period	$10.56	$10.69	$19.18	$18.82	$17.79	$17.19

Total Return, at Net Asset Value[2]	0.04%	(35.52)%	6.97%	10.77%	3.49%	9.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,358,913	$1,525,472	$2,988,971	$3,058,131	$3,277,261	$3,054,761

Average net assets (in thousands)	$1,360,086	$2,364,088	$3,068,226	$3,215,973	$3,285,181	$2,759,594

Ratios to average net assets:[3]
Net investment income	2.18%	1.84%	1.26%	1.13%	0.61%	0.38%
Total expenses	1.48%	1.27%	1.16%	1.17%	1.17%	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%	1.26%	1.14%	1.17%	1.17%	1.21%

Portfolio turnover rate	77%[4]	128%[4]	112%	63%	89%	106%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six months Ended April 30, 2009	$255,735,717	$530,908,699
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER QUEST BALANCED FUND

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.47	$18.81	$18.46	$17.46	$17.01	$15.61

Income (loss) from investment operations:
Net investment income (loss)	.07 [1]	.15 [1]	.09 [1]	.06 [1]	(.03)[1]	(.07)
Net realized and unrealized gain (loss)	(.11)	(6.15)	1.03	1.63	.48	1.47

Total from investment operations	(.04)	(6.00)	1.12	1.69	.45	1.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.15)	(.09)	(.08)	—	—
Distributions from net realized gain	—	(2.19)	(.68)	(.61)	—	—

Total dividends and/or distributions to shareholders	(.08)	(2.34)	(.77)	(.69)	—	—

Net asset value, end of period	$10.35	$10.47	$18.81	$18.46	$17.46	$17.01

Total Return, at Net Asset Value[2]	(0.28)%	(36.03)%	6.17%	9.90%	2.65%	8.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$340,099	$410,268	$1,294,217	$1,847,651	$2,205,679	$2,549,069

Average net assets (in thousands)	$352,651	$765,095	$1,649,062	$2,014,712	$2,470,464	$2,495,872

Ratios to average net assets:[3]
Net investment income (loss)	1.42%	1.04%	0.48%	0.35%	(0.17)%	(0.40)%
Total expenses	2.42%	2.06%	1.94%	1.95%	1.96%	2.00%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.14%	2.05%	1.92%	1.95%	1.96%	2.00%

Portfolio turnover rate	77%[4]	128%[4]	112%	63%	89%	106%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six months Ended April 30, 2009	$255,735,717	$530,908,699
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.47	$18.81	$18.48	$17.48	$17.02	$15.60

Income (loss) from investment operations:
Net investment income (loss)	.07 [1]	.16 [1]	.10 [1]	.07 [1]	(.02)[1]	(.06)
Net realized and unrealized gain (loss)	(.11)	(6.14)	1.02	1.64	.48	1.48

Total from investment operations	(.04)	(5.98)	1.12	1.71	.46	1.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.17)	(.11)	(.10)	—	—
Distributions from net realized gain	—	(2.19)	(.68)	(.61)	—	—

Total dividends and/or distributions to shareholders	(.09)	(2.36)	(.79)	(.71)	—	—

Net asset value, end of period	$10.34	$10.47	$18.81	$18.48	$17.48	$17.02

Total Return, at Net Asset Value[2]	(0.33)%	(35.95)%	6.15%	9.97%	2.70%	9.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$322,026	$373,380	$883,839	$1,022,881	$1,191,400	$1,207,729

Average net assets (in thousands)	$326,885	$621,258	$979,278	$1,122,088	$1,248,447	$1,129,522

Ratios to average net assets:[3]
Net investment income (loss)	1.45%	1.10%	0.53%	0.41%	(0.11)%	(0.34)%
Total expenses	2.19%	2.00%	1.89%	1.89%	1.89%	1.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.10%	1.99%	1.87%	1.89%	1.89%	1.94%

Portfolio turnover rate	77%[4]	128%[4]	112%	63%	89%	106%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six months Ended April 30, 2009	$255,735,717	$530,908,699
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER QUEST BALANCED FUND

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.54	$18.94	$18.59	$17.58	$17.05	$15.58

Income (loss) from investment operations:
Net investment income	.10 [1]	.23 [1]	.18 [1]	.15 [1]	.05 [1]	.03
Net realized and unrealized gain (loss)	(.12)	(6.20)	1.03	1.64	.48	1.45

Total from investment operations	(.02)	(5.97)	1.21	1.79	.53	1.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.24)	(.18)	(.17)	—	(.01)
Distributions from net realized gain	—	(2.19)	(.68)	(.61)	—	—

Total dividends and/or distributions to shareholders	(.11)	(2.43)	(.86)	(.78)	—	(.01)

Net asset value, end of period	$10.41	$10.54	$18.94	$18.59	$17.58	$17.05

Total Return, at Net Asset Value[2]	(0.05)%	(35.69)%	6.66%	10.45%	3.11%	9.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,386	$76,475	$171,675	$207,130	$216,843	$207,450

Average net assets (in thousands)	$67,632	$125,526	$193,216	$215,652	$219,040	$180,201

Ratios to average net assets:[3]
Net investment income	1.97%	1.57%	0.95%	0.83%	0.30%	0.04%
Total expenses	1.72%	1.53%	1.46%	1.48%	1.49%	1.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.52%	1.44%	1.48%	1.49%	1.55%

Portfolio turnover rate	77%[4]	128%[4]	112%	63%	89%	106%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six months Ended April 30, 2009	$255,735,717	$530,908,699
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.68	$19.18	$18.82	$17.79	$17.14	$15.62

Income (loss) from investment operations:
Net investment income	.15 [1]	.31 [1]	.30 [1]	.26 [1]	.17 [1]	.12
Net realized and unrealized gain (loss)	(.12)	(6.28)	1.04	1.66	.48	1.46

Total from investment operations	.03	(5.97)	1.34	1.92	.65	1.58

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.34)	(.30)	(.28)	—	(.06)
Distributions from net realized gain	—	(2.19)	(.68)	(.61)	—	—

Total dividends and/or distributions to shareholders	(.15)	(2.53)	(.98)	(.89)	—	(.06)

Net asset value, end of period	$10.56	$10.68	$19.18	$18.82	$17.79	$17.14

Total Return, at Net Asset Value[2]	0.37%	(35.35)%	7.29%	11.11%	3.79%	10.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,393	$82,551	$227,020	$276,322	$270,335	$238,775

Average net assets (in thousands)	$48,324	$165,149	$294,643	$276,812	$253,220	$216,973

Ratios to average net assets:[3]
Net investment income	2.88%	2.12%	1.56%	1.43%	0.93%	0.70%
Total expenses	1.07%	0.98%	0.86%	0.87%	0.85%	0.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.97%	0.84%	0.87%	0.85%	0.90%

Portfolio turnover rate	77%[4]	128%[4]	112%	63%	89%	106%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six months Ended April 30, 2009	$255,735,717	$530,908,699
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest Balanced Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a combination of growth of capital and investment income. The Fund’s primary objective is growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Manager has entered into a sub-advisory agreement with Oppenheimer Capital LLC.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F15 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency
F16 | OPPENHEIMER QUEST BALANCED FUND

rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of April 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$37,736,958
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
F17 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable,
F18 | OPPENHEIMER QUEST BALANCED FUND

the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2008, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Expiring

2016	$809,188,118
As of April 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,234,176,767 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if
F19 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,760,465,929

Gross unrealized appreciation	$97,090,645
Gross unrealized depreciation	(456,647,347)

Net unrealized depreciation	$(359,556,702)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
During the six months ended April 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$28,090
Payments Made to Retired Trustees	208,149
Accumulated Liability as of April 30, 2009	915,730
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend
F20 | OPPENHEIMER QUEST BALANCED FUND

date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	8,463,439	$84,697,385	35,987,352	$558,697,460
Dividends and/or distributions reinvested	1,575,645	15,332,431	21,790,112	349,729,332
Redeemed	(24,116,622)	(239,529,537)	(70,926,278)	(1,028,940,690)

Net decrease	(14,077,538)	$(139,499,721)	(13,148,814)	$(120,513,898)

F21 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	2,291,439	$22,418,125	5,464,579	$80,220,239
Dividends and/or distributions reinvested	260,684	2,494,412	7,571,664	120,096,544
Redeemed	(8,871,290)	(86,091,537)	(42,670,144)	(638,423,895)

Net decrease	(6,319,167)	$(61,179,000)	(29,633,901)	$(438,107,112)

Class C
Sold	1,448,232	$14,204,506	3,583,500	$52,353,175
Dividends and/or distributions reinvested	260,912	2,494,055	5,583,064	88,374,548
Redeemed	(6,244,571)	(60,585,034)	(20,473,128)	(292,498,755)

Net decrease	(4,535,427)	$(43,886,473)	(11,306,564)	$(151,771,032)

Class N
Sold	690,185	$6,772,679	1,564,060	$22,817,704
Dividends and/or distributions reinvested	77,312	743,110	1,282,654	20,366,319
Redeemed	(1,647,845)	(16,148,190)	(4,656,531)	(66,619,591)

Net decrease	(880,348)	$(8,632,401)	(1,809,817)	$(23,435,568)

Class Y
Sold	251,571	$2,478,940	1,132,774	$16,934,264
Dividends and/or distributions reinvested	80,219	788,970	1,535,880	24,602,151
Redeemed	(5,085,708)	(53,171,749)	(6,781,222)	(93,877,066)

Net decrease	(4,753,918)	$(49,903,839)	(4,112,568)	$(52,340,651)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in LAF, for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$1,090,277,812	$1,331,972,520
U.S. government and government agency obligations	475,605,718	341,398,491
To Be Announced (TBA) mortgage-related securities	255,735,717	530,908,699
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:
F22 | OPPENHEIMER QUEST BALANCED FUND

Fee Schedule

Up to $1.0 billion	0.80%
Next $2.0 billion	0.76
Next $1.0 billion	0.71
Next $1.0 billion	0.66
Next $1.0 billion	0.60
Next $1.0 billion	0.55
Next $2.0 billion	0.50
Over $9.0 billion	0.48
Sub-Adviser Fees. The Manager retains Oppenheimer Capital LLC (the “Sub-Adviser”) to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager, not the Fund, pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 30% of the advisory fee collected by the Manager based on the net assets of the Fund. For the six months ended April 30, 2009, the Manager paid $2,355,423 to the Sub-Adviser for its services to the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise).
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2009, the Fund paid $3,771,590 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the
F23 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B, Class C and Class N shares were $30,351,015, $29,910,659 and $5,805,353, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2009	$218,436	$1,486	$422,517	$9,694	$522
Waivers and Reimbursements of Expenses. Effective October 1, 2008 through September 30, 2009 (the “waiver period”), the Manager has voluntarily agreed to reduce its advisory fee rate by 0.10% of the Fund’s average daily net assets if the Fund’s trailing one-year total return performance is in the fifth quintile of the Fund’s Lipper peer group and by 0.05% of the Fund’s average daily net assets if the Fund’s trailing one-year total return performance is in the fourth quintile of the Fund’s Lipper peer group as of September 30, 2008. However, if the Fund’s trailing one-year total return performance, as measured at the end of any subsequent calendar quarter during the waiver period, improves from the fifth quintile to the fourth quintile, the advisory fee waiver for subsequent quarters during the waiver period will be reduced only by an annualized rate of 0.05% of the Fund’s average daily net assets, and if the Fund’s trailing one-year total return performance at the end of any calendar quarter during the waiver period improves to the third or higher quintile of the Fund’s Lipper peer group, the advisory fee reduction will be terminated effective the following business day. During the six months ended April 30, 2008 the Manager waived fees of $725,528. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time.
F24 | OPPENHEIMER QUEST BALANCED FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     During the six months ended April 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$291,070
Class B	373,079
Class C	33,334
Class N	21,379
Class Y	37,850
5. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2009, the Fund had on loan securities valued at $285,842,095. Collateral of $290,928,783 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F25 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F26 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER QUEST BALANCED FUND

April 30, 2009

Oppenheimer

Quest Opportunity Value Fund℠

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Software	7.9%
Communications Equipment	5.0
Media	3.9
Internet Software & Services	3.0
Chemicals	1.7
Insurance	1.6
Oil, Gas & Consumable Fuels	1.6
Pharmaceuticals	1.4
Tobacco	1.4
Food Products	1.3
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Take-Two Interactive Software, Inc.	4.2%
Research in Motion Ltd.	2.6
QUALCOMM, Inc.	2.4
Google, Inc., Cl. A	2.1
Microsoft Corp.	1.9
Exxon Mobil Corp.	1.6
Nestle SA	1.3
Liberty Global, Inc., Series A	1.2
Everest Re Group Ltd.	1.2
Lubrizol Corp. (The)	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.
For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on the total market value of investments.
9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of the Class A asset-based sales charge, as described in the Prospectus.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the
12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2008	April 30, 2009	April 30, 2009

Actual
Class A	$1,000.00	$1,027.00	$7.52
Class B	1,000.00	1,022.30	12.05
Class C	1,000.00	1,022.90	11.40
Class N	1,000.00	1,024.80	9.53
Class Y	1,000.00	1,028.10	6.30

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.41	7.48
Class B	1,000.00	1,012.94	12.00
Class C	1,000.00	1,013.59	11.35
Class N	1,000.00	1,015.42	9.49
Class Y	1,000.00	1,018.60	6.28
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.49%
Class B	2.39
Class C	2.26
Class N	1.89
Class Y	1.25
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

	Shares	Value

Common Stocks—34.5%
Consumer Discretionary—3.9%
Media—3.9%
Cablevision Systems Corp. New York Group, Cl. A	789,290	$13,544,216
Cinemark Holdings, Inc.	13,200	117,480
Jupiter Telecommunications Co. Ltd.	15,943	11,203,102
Liberty Global, Inc., Series A1,2	1,163,678	19,189,050
Liberty Global, Inc., Series C2	767,287	12,552,815
National CineMedia, Inc.	402,941	5,854,733

		62,461,396

Consumer Staples—2.7%
Food Products—1.3%
Nestle SA3,4	649,310	21,117,607
Tobacco—1.4%
Altria Group, Inc.	441,900	7,216,227
Lorillard, Inc.	231,200	14,595,656

		21,811,883

Energy—1.6%
Oil, Gas & Consumable Fuels—1.6%
Exxon Mobil Corp.[1]	386,600	25,774,622
Financials—2.9%
Capital Markets—0.2%
Julius Baer Holding AG	84,027	2,755,962
Diversified Financial Services—1.1%
JPMorgan Chase & Co.	537,400	17,734,200
Insurance—1.6%
Assurant, Inc.	301,700	7,373,548
Everest Re Group Ltd.	247,400	18,465,936

		25,839,484

Health Care—3.3%
Biotechnology—0.5%
Amicus Therapeutics, Inc.[1,2]	404,500	3,620,275
Human Genome Sciences, Inc.[2]	876,515	1,919,568
Orexigen Therapeutics, Inc.[1,2]	484,880	1,377,059

		6,916,902

Health Care Equipment & Supplies—0.5%
Beckman Coulter, Inc.	158,700	8,341,272
Health Care Providers & Services—0.9%
Aetna, Inc.	282,100	6,209,021
Medco Health Solutions, Inc.[2]	183,700	8,000,135

		14,209,156

Pharmaceuticals—1.4%
Abbott Laboratories[1]	165,600	6,930,360
Wyeth	367,200	15,569,280

		22,499,640

Industrials—1.4%
Aerospace & Defense—0.2%
Orbital Sciences Corp.[1,2]	212,000	3,277,520
Machinery—0.9%
Joy Global, Inc.	250,500	6,387,750
Navistar International Corp.[2]	192,600	7,280,280

		13,668,030

Trading Companies & Distributors—0.3%
Aircastle Ltd.	715,800	4,724,280
Information Technology—16.9%
Communications Equipment—5.0%
QUALCOMM, Inc.	920,900	38,972,488
Research in Motion Ltd.[2]	600,700	41,748,650

		80,721,138
F1 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Computers & Peripherals—1.0%
Apple, Inc.[2]	122,200	$15,376,426
Internet Software & Services—3.0%
eBay, Inc.[1,2]	849,800	13,996,206
Google, Inc., Cl. A1,2	85,200	33,736,644

		47,732,850
Software—7.9%
Microsoft Corp.[1]	1,534,700	31,093,022
Novell, Inc.[1,2]	1,186,600	4,461,616
Synopsys, Inc.[2]	465,700	10,142,946
Take-Two Interactive Software, Inc.[1,6]	7,372,043	66,938,150
THQ, Inc.[1,2,6]	4,000,000	13,680,000

		126,315,734

Materials—1.7%
Chemicals—1.7%
Lubrizol Corp. (The)[1]	414,000	17,893,080
Potash Corp. of Saskatchewan, Inc.	105,800	9,150,643

		27,043,723

Utilities—0.1%
Energy Traders—0.1%
NRG Energy, Inc.[2]	110,500	1,986,790

Total Common Stocks (Cost $667,901,950)		550,308,615

Preferred Stocks—2.3%
Mylan, Inc., 6.50% Cv., Non-Vtg.	20,100	17,125,200
Schering-Plough Corp., 6% Cv.	92,200	19,476,328

Total Preferred Stocks (Cost $25,981,255)		36,601,528

	Principal
	Amount	Value

Asset-Backed Securities—0.1%
Babcock & Brown Air Funding Ltd., Asset-Backed Certificates, Series 2007-1A, Cl. G1, 0.76%, 10/14/33[5] (Cost $1,262,362)	$2,427,000	$1,262,040

Mortgage-Backed Obligations—0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg.
Pass-Through Certificates, Series 2004-13, Cl. 2 A2, 4.374%, 4/1/34[5] (Cost $2,090,703)	2,455,651	2,046,976

Convertible Corporate Bonds and Notes—0.4%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $5,968,444)	8,285,000	5,840,925

	Shares

Investment Company—63.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%[6,7] (Cost $1,018,286,735) 1,018,286,735		1,018,286,735
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,721,491,449)		1,614,346,819
Investments Purchased with Cash Collateral from Securities Loaned—1.3%[8]
OFI Liquid Assets Fund, LLC, 0.77%[6,7] (Cost $21,313,600)	21,313,600	21,313,600
Total Investments, at Value (Cost $1,742,805,049)	102.4%	1,635,660,419
Liabilities in Excess of Other Assets	(2.4)	(38,147,427)

Net Assets	100.0%	$1,597,512,992

F2 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Footnotes to Statement of Investments

1.	All or a portion of the security was segregated by the Fund comprising a total segregated amount of $156,030,364, which represented 680.96% of the market value of securities sold short. See Note 1 of accompanying Notes.

2.	Non-income producing security.

3.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 6 of accompanying Notes.

4.	Partial or fully-loaned security. See Note 8 of accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2008	Additions	Reductions	April 30, 2009

OFI Liquid Assets Fund, LLC	—	24,213,600	2,900,000	21,313,600
Oppenheimer Institutional Money Market Fund, Cl. E	569,978,857	705,599,579	257,291,701	1,018,286,735
Take-Two Interactive Software, Inc.	6,780,343	591,700	—	7,372,043
THQ, Inc.	3,260,178	739,822	—	4,000,000

	Value	Income

OFI Liquid Assets Fund, LLC	$21,313,600	$7,116	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	1,018,286,735	4,853,572
Take-Two Interactive Software, Inc.	66,938,150	—
THQ, Inc.	13,680,000	—

	$1,120,218,485	$4,860,688

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

7.	Rate shown is the 7-day yield as of April 30, 2009.

8.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 8 of accompanying Notes.

	Shares
	Sold Short	Value

Common Stock Securities Sold Short—(1.4)%
BB&T Corp.	(447,700)	$(10,449,318)
New York Community Bancorp, Inc.	(664,000)	(7,509,840)
Pacific Capital Bancorp	(32,500)	(225,550)
Volkswagen AG	(15,000)	(4,728,687)

Total Common Stock Securities Sold Short (Proceeds $23,482,807)		$(22,913,395)

F3 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of April 30, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$1,583,160,581	$(18,614,708)
Level 2—Other Significant Observable Inputs	51,237,798	(5,441,495)
Level 3—Significant Unobservable Inputs	1,262,040	—

Total	$1,635,660,419	$(24,056,203)

*	Other financial instruments include options written, currency contracts, futures, forwards, swap contracts and short positions. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written, swaps and short positions are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Written Options as of April 30, 2009 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

Aetna, Inc.	Put	5,000	$17.50	7/20/09	$1,060,427	$(325,000)
Electronic Arts, Inc.	Put	3,000	12.50	9/21/09	440,997	(105,000)

					$1,501,424	$(430,000)

Credit Default Swap Contracts as of April 30, 2009 are as follows:

Pay/
		Buy	Notional	Receive
Swap		Credit	Amount	Fixed	Termination
Reference Entity	Counterparty	Protection	(000s)	Rate	Date	Value

Republic of Austria	Morgan Stanley & Co. International Ltd.	Buy	$10,000	2.67%	3/20/14	$(712,808)
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $512,287,255)	$515,441,934
Affiliated companies (cost $1,230,517,794)	1,120,218,485

1,635,660,419
Cash	974,213
Receivables and other assets:
Shares of beneficial interest sold	7,273,464
Interest and dividends	2,700,207
Investments sold	577,897
Other	149,294

Total assets	1,647,335,494

Liabilities
Short positions, at value (proceeds of $23,482,807)—see accompanying statement of investments	22,913,395
Options written, at value (premiums received $1,501,424)	430,000
Return of collateral for securities loaned	21,313,600
Swaps, at value	712,808
Payables and other liabilities:
Investments purchased	1,736,919
Shares of beneficial interest redeemed	1,588,825
Distribution and service plan fees	308,313
Transfer and shareholder servicing agent fees	301,399
Trustees’ compensation	266,241
Shareholder communications	191,794
Other	59,208

Total liabilities	49,822,502

Net Assets	$1,597,512,992

Composition of Net Assets
Par value of shares of beneficial interest	$706,867
Additional paid-in capital	1,738,969,071
Accumulated net investment loss	(3,664,699)
Accumulated net realized loss on investments and foreign currency transactions	(32,307,215)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(106,191,032)

Net Assets	$1,597,512,992

F5 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,244,134,707 and 54,457,996 shares of beneficial interest outstanding)	$22.85
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$24.24

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,201,893 and 4,536,058 shares of beneficial interest outstanding)	$21.65

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $194,986,553 and 9,045,733 shares of beneficial interest outstanding)	$21.56

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,585,989 and 1,144,125 shares of beneficial interest outstanding)	$22.36

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $34,603,850 and 1,502,830 shares of beneficial interest outstanding)	$23.03
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $42,920)	$6,237,822
Affiliated companies	4,853,572
Interest	436,283
Income from investment of securities lending cash collateral, net—affiliated companies	7,116

Total investment income	11,534,793

Expenses
Management fees	5,701,324
Distribution and service plan fees:
Class A	1,332,549
Class B	440,029
Class C	763,749
Class N	49,787
Transfer and shareholder servicing agent fees:
Class A	1,176,353
Class B	178,845
Class C	182,312
Class N	34,355
Class Y	26,672
Shareholder communications:
Class A	165,950
Class B	30,933
Class C	25,523
Class N	3,789
Class Y	2,373
Dividends on short sales (net of foreign withholding taxes of $5,746)	1,222,869
Financing expense from short sales	105,553
Trustees’ compensation	28,581
Custodian fees and expenses	14,936
Other	98,065

Total expenses	11,584,547
Less reduction to custodian expenses	(1,852)
Less waivers and reimbursements of expenses	(399,581)

Net expenses	11,183,114

Net Investment Income	351,679
F7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	(45,654,127)
Foreign currency transactions	(2,778,023)
Short positions	31,362,715
Swap contracts	16,391,841

Net realized loss	(677,594)
Net change in unrealized appreciation (depreciation) on:
Investments	44,814,147
Translation of assets and liabilities denominated in foreign currencies	2,971,144
Option contracts written	1,071,424
Short positions	883,765
Swap contracts	(4,437,418)

Net change in unrealized depreciation	45,303,062

Net Increase in Net Assets Resulting from Operations	$44,977,147

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2009	October 31,
	(Unaudited)	2008

Operations
Net investment income	$351,679	$11,570,583
Net realized gain (loss)	(677,594)	55,057,961
Net change in unrealized depreciation	45,303,062	(363,672,933)

Net increase (decrease) in net assets resulting from operations	44,977,147	(297,044,389)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(115,476,728)
Class B	—	(12,420,749)
Class C	—	(13,430,105)
Class N	—	(2,168,220)
Class Y	—	(1,511,547)

	—	(145,007,349)

Distributions from net realized gain:
Class A	(39,815,499)	(76,091,447)
Class B	(3,517,502)	(8,918,207)
Class C	(5,850,662)	(9,528,227)
Class N	(739,009)	(1,470,686)
Class Y	(742,293)	(980,315)

	(50,664,965)	(96,988,882)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	195,408,325	315,531,175
Class B	8,716,240	(2,632,641)
Class C	56,965,866	52,529,813
Class N	7,673,770	3,681,669
Class Y	15,660,622	10,355,880

	284,424,823	379,465,896

Net Assets
Total increase (decrease)	278,737,005	(159,574,724)
Beginning of period	1,318,775,987	1,478,350,711

End of period (including accumulated net investment loss of $3,664,699 and $4,016,378, respectively)	$1,597,512,992	$1,318,775,987

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$23.15	$34.21	$30.15	$32.58	$32.41	$30.00

Income (loss) from investment operations:
Net investment income[1]	.02	.26	.51	.36	.17	.07
Net realized and unrealized gain (loss)	.53	(5.63)	5.17	1.67	2.27	2.41

Total from investment operations	.55	(5.37)	5.68	2.03	2.44	2.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(3.43)	(.39)	(.24)	(.04)	(.07)
Distributions from net realized gain	(.85)	(2.26)	(1.23)	(4.22)	(2.23)	—

Total dividends and/or distributions to shareholders	(.85)	(5.69)	(1.62)	(4.46)	(2.27)	(.07)

Net asset value, end of period	$22.85	$23.15	$34.21	$30.15	$32.58	$32.41

Total Return, at Net Asset Value[2]	2.70%	(18.62)%	19.65%	7.00%	7.79%	8.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,244,135	$1,052,971	$1,164,793	$1,146,503	$1,378,475	$1,459,053

Average net assets (in thousands)	$1,091,659	$1,166,299	$1,142,058	$1,238,504	$1,465,797	$1,497,594

Ratios to average net assets:[3]
Net investment income	0.20%	0.93%	1.61%	1.22%	0.53%	0.23%
Total expenses	1.54%[4]	1.56%[4]	1.40%[4]	1.43%[4]	1.33%	1.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.49%	1.52%	1.37%	1.43%	1.28%	1.32%

Portfolio turnover rate	57%	135%	51%	66%	100%	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.59%
Year Ended October 31, 2008	1.60%
Year Ended October 31, 2007	1.43%
Year Ended October 31, 2006	1.43%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$22.08	$32.82	$28.97	$31.44	$31.55	$29.36

Income (loss) from investment operations:
Net investment income (loss)[1]	(.07)	.06	.26	.13	(.08)	(.17)
Net realized and unrealized gain (loss)	.49	(5.39)	4.97	1.62	2.20	2.36

Total from investment operations	.42	(5.33)	5.23	1.75	2.12	2.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(3.15)	(.15)	—	—	—
Distributions from net realized gain	(.85)	(2.26)	(1.23)	(4.22)	(2.23)	—

Total dividends and/or distributions to shareholders	(.85)	(5.41)	(1.38)	(4.22)	(2.23)	—

Net asset value, end of period	$21.65	$22.08	$32.82	$28.97	$31.44	$31.55

Total Return, at Net Asset Value[2]	2.23%	(19.23)%	18.74%	6.22%	6.94%	7.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,202	$90,923	$136,745	$159,147	$210,856	$278,215

Average net assets (in thousands)	$88,914	$113,810	$146,748	$178,815	$247,951	$342,847

Ratios to average net assets:[3]
Net investment income (loss)	(0.70)%	0.21%	0.84%	0.47%	(0.27)%	(0.54)%
Total expenses	2.52%[4]	2.31%[4]	2.17%[4]	2.18%[4]	2.12%	2.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.39%	2.27%	2.14%	2.18%	2.07%	2.11%

Portfolio turnover rate	57%	135%	51%	66%	100%	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.57%
Year Ended October 31, 2008	2.35%
Year Ended October 31, 2007	2.20%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$21.98	$32.73	$28.91	$31.38	$31.48	$29.29

Income (loss) from investment operations:
Net investment income (loss)[1]	(.06)	.04	.26	.13	(.07)	(.16)
Net realized and unrealized gain (loss)	.49	(5.35)	4.96	1.62	2.20	2.35

Total from investment operations	.43	(5.31)	5.22	1.75	2.13	2.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(3.18)	(.17)	—	—	—
Distributions from net realized gain	(.85)	(2.26)	(1.23)	(4.22)	(2.23)	—

Total dividends and/or distributions to shareholders	(.85)	(5.44)	(1.40)	(4.22)	(2.23)	—

Net asset value, end of period	$21.56	$21.98	$32.73	$28.91	$31.38	$31.48

Total Return, at Net Asset Value[2]	2.29%	(19.21)%	18.73%	6.23%	6.99%	7.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194,986	$138,331	$140,022	$141,981	$174,735	$190,426

Average net assets (in thousands)	$154,946	$139,228	$139,758	$154,404	$187,520	$203,073

Ratios to average net assets:[3]
Net investment income (loss)	(0.57)%	0.15%	0.85%	0.47%	(0.22)%	(0.51)%
Total expenses	2.31%[4]	2.32%[4]	2.16%[4]	2.18%[4]	2.08%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.26%	2.28%	2.13%	2.18%	2.02%	2.06%

Portfolio turnover rate	57%	135%	51%	66%	100%	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.36%
Year Ended October 31, 2008	2.36%
Year Ended October 31, 2007	2.19%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$22.72	$33.68	$29.68	$32.12	$32.06	$29.72

Income (loss) from investment operations:
Net investment income (loss)[1]	(.02)	.17	.40	.25	.05	(.05)
Net realized and unrealized gain (loss)	.51	(5.54)	5.10	1.66	2.24	2.39

Total from investment operations	.49	(5.37)	5.50	1.91	2.29	2.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(3.33)	(.27)	(.13)	—	— [2]
Distributions from net realized gain	(.85)	(2.26)	(1.23)	(4.22)	(2.23)	—

Total dividends and/or distributions to shareholders	(.85)	(5.59)	(1.50)	(4.35)	(2.23)	—

Net asset value, end of period	$22.36	$22.72	$33.68	$29.68	$32.12	$32.06

Total Return, at Net Asset Value[3]	2.48%	(18.89)%	19.26%	6.64%	7.39%	7.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,586	$17,858	$22,007	$21,431	$25,539	$26,382

Average net assets (in thousands)	$20,247	$20,349	$21,086	$24,755	$27,162	$23,702

Ratios to average net assets:[4]
Net investment income (loss)	(0.19)%	0.62%	1.28%	0.87%	0.17%	(0.15)%
Total expenses	1.94%[5]	1.90%[5]	1.73%[5]	1.77%[5]	1.69%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.89%	1.84%	1.70%	1.77%	1.64%	1.69%

Portfolio turnover rate	57%	135%	51%	66%	100%	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.99%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.76%
Year Ended October 31, 2006	1.77%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$23.30	$34.39	$30.28	$32.70	$32.52	$30.11

Income (loss) from investment operations:
Net investment income[1]	.05	.30	.56	.41	.22	.12
Net realized and unrealized gain (loss)	.53	(5.65)	5.20	1.69	2.28	2.41

Total from investment operations	.58	(5.35)	5.76	2.10	2.50	2.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(3.48)	(.42)	(.30)	(.09)	(.12)
Distributions from net realized gain	(.85)	(2.26)	(1.23)	(4.22)	(2.23)	—

Total dividends and/or distributions to shareholders	(.85)	(5.74)	(1.65)	(4.52)	(2.32)	(.12)

Net asset value, end of period	$23.03	$23.30	$34.39	$30.28	$32.70	$32.52

Total Return, at Net Asset Value[2]	2.81%	(18.45)%	19.85%	7.21%	7.98%	8.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,604	$18,693	$14,784	$17,806	$28,100	$30,831

Average net assets (in thousands)	$22,138	$17,505	$15,189	$23,687	$29,815	$30,649

Ratios to average net assets:[3]
Net investment income	0.44%	1.08%	1.77%	1.39%	0.69%	0.38%
Total expenses	1.30%[4]	1.35%[4]	1.25%[4]	1.24%[4]	1.17%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.31%	1.21%	1.23%	1.12%	1.16%

Portfolio turnover rate	57%	135%	51%	66%	100%	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.35%
Year Ended October 31, 2008	1.39%
Year Ended October 31, 2007	1.28%
Year Ended October 31, 2006	1.24%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest Opportunity Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.
Concentration of Risks. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under
F17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.

Use of Leverage. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no
F18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended October 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2008, the Fund had available for federal income tax purposes straddle losses of $169,405.
     As of April 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $846,999 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,747,767,187
Federal tax cost of other investments	(24,984,231)

Total federal tax cost	$1,722,782,956

Gross unrealized appreciation	$64,840,156
Gross unrealized depreciation	(176,018,896)

Net unrealized depreciation	$(111,178,740)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
F19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the six months ended April 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$12,021
Payments Made to Retired Trustees	49,312
Accumulated Liability as of April 30, 2009	222,307
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund
F20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	13,077,559	$285,499,785	13,236,677	$360,999,932
Dividends and/or distributions reinvested	1,781,869	37,472,501	6,457,412	181,259,556
Redeemed	(5,881,670)	(127,563,961)	(8,258,900)	(226,728,313)

Net increase	8,977,758	$195,408,325	11,435,189	$315,531,175

Class B
Sold	1,253,130	$26,031,246	1,196,000	$31,273,067
Dividends and/or distributions reinvested	170,973	3,417,742	771,963	20,803,933
Redeemed	(1,005,424)	(20,732,748)	(2,016,479)	(54,709,641)

Net increase (decrease)	418,679	$8,716,240	(48,516)	$(2,632,641)

Class C
Sold	3,516,007	$72,819,436	2,646,884	$67,904,625
Dividends and/or distributions reinvested	262,841	5,227,901	791,795	21,235,946
Redeemed	(1,027,522)	(21,081,471)	(1,421,798)	(36,610,758)

Net increase	2,751,326	$56,965,866	2,016,881	$52,529,813

F21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class N
Sold	511,214	$10,955,506	354,792	$9,479,421
Dividends and/or distributions reinvested	35,102	723,452	131,039	3,620,481
Redeemed	(188,098)	(4,005,188)	(353,318)	(9,418,233)

Net increase	358,218	$7,673,770	132,513	$3,681,669

Class Y
Sold	850,008	$18,948,795	486,363	$13,343,895
Dividends and/or distributions reinvested	34,930	739,822	88,364	2,491,862
Redeemed	(184,322)	(4,027,995)	(202,405)	(5,479,877)

Net increase	700,616	$15,660,622	372,322	$10,355,880

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$346,996,810	$445,762,165
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.85%
Next $500 million	0.80
Next $500 million	0.75
Next $500 million	0.70
Next $500 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $4.0 billion	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2009, the Fund paid $1,489,367 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C and Class N shares were $9,807,640 and $786,135, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2009	$284,963	$2,548	$81,792	$20,590	$1,314
F23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended April 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$34,774
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2009, the Manager waived $364,807 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2009, the Fund had no outstanding forward contracts.
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
F24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended April 30, 2009 was as follows:

	Put Options
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of October 31, 2008	—	$—
Options written	8,000	1,501,424

Options outstanding as of April 30, 2009	8,000	$1,501,424

7. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations
F25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Swap Contracts Continued

until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the
F26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of April 30, 2009, the Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
8. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2009, the Fund had on loan securities valued at $20,206,120. Collateral of $21,313,600 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
9. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
10. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of
F27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
10. Pending Litigation Continued

purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Financial Statements for Oppenheimer Institutional Money Market Fund
18	Statement of Investments

23	Statement of Assets and Liabilities

24	Statement of Operations

25	Statements of Changes in Net Assets

26	Financial Highlights

29	Notes to Financial Statements
17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS November 30, 2008 / Unaudited

	Principal
	Amount	Value

Certificates of Deposit—21.5%
Yankee Certificates of Deposit—21.5%
Abbey National Treasury Services plc, Stamford, CT:
3.06%, 12/12/08	$18,500,000	$18,500,000
3.06%, 12/12/08	15,000,000	15,000,000
Bank of Nova Scotia, Houston, TX:
3.06%, 9/2/09[1]	50,000,000	50,000,000
3.063%, 9/4/09[1]	50,000,000	50,000,000
3.064%, 9/8/09[1]	50,000,000	50,000,000
3.114%, 9/8/09[1]	100,000,000	100,000,000
3.20%, 12/18/08	50,000,000	50,000,000
Barclays Bank plc, New York:
1.45%, 12/22/08	100,000,000	100,000,000
1.60%, 12/17/08	100,000,000	100,000,000
1.60%, 12/18/08	50,000,000	50,000,000
BNP Paribas, New York:
1.97%, 2/12/09	50,000,000	50,000,000
2.16%, 2/4/09	50,000,000	50,000,000
2.29%, 2/10/09	36,000,000	36,017,634
3.10%, 2/27/09	25,000,000	25,000,000
3.12%, 12/16/08	50,000,000	50,000,000
DnB NOR Bank ASA, New York, 3.07%, 12/8/08	30,000,000	30,000,000
Lloyds TSB Bank plc:
1.90%, 2/17/09	40,000,000	39,991,331
2.01%, 2/13/09	50,000,000	50,000,000
3%, 12/4/08	100,000,000	100,000,000
3.50%, 1/23/09	50,000,000	50,043,705
Nordea Bank Finland plc, New York, 1.25%, 12/11/08	150,000,000	150,000,000
Royal Bank of Canada, New York, 2.706%, 8/7/09[1]	50,000,000	50,000,000
Societe Generale, 4%, 1/20/09	100,000,000	100,000,000
Toronto Dominion Bank, New York:
3.03%, 2/5/09	20,000,000	20,000,000
3.13%, 1/30/09	100,000,000	100,000,000

Total Certificates of Deposit (Cost $1,484,552,670)		1,484,552,670

Direct Bank Obligations—17.3%
Capital One Funding Corp., Series 1996E, 2.05%, 12/1/08[1]	5,942,000	5,942,000
Danske Corp.:
1%, 12/1/08[2]	250,000,000	250,000,000
1.39%, 12/29/08[2]	50,000,000	49,945,944
DnB NOR Bank ASA, 2.995%, 2/9/09	50,000,000	49,708,819
Governor & Co. of the Bank of Ireland:
1.70%, 12/9/08[2]	45,000,000	44,983,000
2.08%, 12/2/08[2]	38,600,000	38,597,770
HSBC USA, Inc.:
2.81%, 12/2/08	50,000,000	49,996,097
2.824%, 12/5/08	75,000,000	74,976,467
3.06%, 12/19/08	45,000,000	44,931,150
3.09%, 12/12/08	100,000,000	99,905,583
National Australia Funding (Delaware), Inc.:
1.40%, 1/29/09[2]	50,000,000	49,885,278
2.735%, 12/26/08[2]	70,000,000	69,867,049
2.75%, 12/15/08[2]	25,000,000	24,973,264
PNC Bank NA, Nassau, 0.313%, 12/1/08	115,000,000	115,000,000
Royal Bank of Canada, 4.953%, 7/15/09[1]	50,000,000	50,000,000
Santander Central Hispano Finance (Delaware), Inc., 3.12%, 12/30/08	15,000,000	14,962,300
18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Principal
	Amount	Value

Direct Bank Obligations Continued
Wells Fargo Bank NA, 0.25%, 12/1/08	$165,000,000	$165,000,000

Total Direct Bank Obligations (Cost $1,198,674,721)		1,198,674,721

Short-Term Notes—56.2%
Capital Markets—2.9%
BNP Paribas Finance, Inc., 2.20%, 2/9/09	50,000,000	49,786,111
Citigroup Funding, Inc.:
1.48%, 12/16/08	50,000,000	49,969,167
2.82%, 12/10/08	100,000,000	99,929,500

		199,684,778

Commercial Banks—5.2%
Bank of America Corp., 0.30%, 12/1/08	190,000,000	190,000,000
JPMorgan Chase Bank, NA, 0.50%, 12/1/08	170,000,000	170,000,000

		360,000,000

Diversified Financial Services—7.1%
General Electric Capital Corp.:
1.90%, 2/6/09	16,000,000	15,943,422
3%, 1/27/09	100,000,000	99,525,000
3.10%, 1/23/09	100,000,000	99,543,611
General Electric Capital Services, 1%, 12/2/08	100,000,000	99,997,222
Prudential Funding LLC:
1.35%, 12/15/08[3]	25,000,000	24,986,875
2.50%, 12/3/08[3]	50,000,000	49,993,056
3.05%, 12/1/08[3]	100,000,000	100,000,000

		489,989,186

Insurance—2.2%
Jackson National Life Global Funding, Series 2008-1, 2.59%, 2/10/09[1,4]	50,000,000	50,000,000
Security Life of Denver, 2.018%, 9/8/09[1,3]	100,000,000	100,000,000

		150,000,000

IT Services—0.3%
IBM International Group Capital, 2.225%, 2/13/09[1]	20,000,000	19,988,732
Leasing & Factoring—7.0%
American Honda Finance Corp.:
2.319%, 8/26/09[1,4]	50,000,000	50,000,000
2.989%, 5/5/09[1,4]	50,000,000	50,000,000
3.026%, 9/18/09[1,4]	50,000,000	50,000,000
4.419%, 7/8/09[1,4]	50,000,000	50,000,000
Toyota Motor Credit Corp.:
2.10%, 2/11/09	40,000,000	39,832,000
2.15%, 2/9/09	50,000,000	49,722,917
2.50%, 2/2/09	94,100,000	93,589,508
2.65%, 1/26/09	100,000,000	99,587,778

		482,732,203

Municipal—0.6%
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series 2000, 2.25%, 12/1/08[1]	7,050,000	7,050,000
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive Project, Series 2007B, 2.431%, 12/1/08[1]	5,400,000	5,400,000
19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Municipal Continued
Liberty Cnty., GA Industrial Improvement Revenue Bonds, Hugo Boss USA, Inc. Project, Series 2002, 3.50%, 12/1/08[1]	$3,900,000	$3,900,000
OK University Hospitals Trust Revenue Bonds, Series B, 1.80%, 12/1/08[1]	2,800,000	2,800,000
Private Colleges & Universities Authority Revenue Bonds, Mercer University Project, Series 2006B, 3.43%, 12/1/08[1]	7,305,000	7,305,000
Roanoke, NC Music & Entertainment District Special Revenue Bonds, Series 2007, 1.80%, 12/1/08[1]	9,800,000	9,800,000
Warren Cnty., KY Industrial Building Revenue Bonds, Series B2, 1.80%, 12/1/08[1]	7,300,000	7,300,000

		43,555,000

Oil, Gas & Consumable Fuels—4.3%
Total Capital, 0.70%, 12/1/08[2]	300,000,000	300,000,000
Personal Products—1.4%
Reckitt Benckiser Treasury Services plc:
2.19%, 2/17/09[2]	50,000,000	49,762,750
2.27%, 2/13/09[2]	50,000,000	49,766,694

		99,529,444

Pharmaceuticals—0.5%
Novartis Finance Corp., 0.73%, 12/1/08[2]	35,000,000	35,000,000
Receivables Finance—19.9%
Amsterdam Funding Corp.:
3.08%, 3/5/09[2]	50,000,000	49,597,889
3.10%, 1/6/09[2]	76,700,000	76,462,230
4.25%, 1/8/09[2]	88,400,000	88,003,428
Chariot Funding LLC:
0.60%, 12/1/08[4]	80,000,000	80,000,000
1.40%, 1/8/09[4]	41,178,000	41,054,123
1.40%, 1/21/09[4]	20,000,000	19,960,333
2.85%, 1/27/09	51,000,000	50,769,863
Falcon Asset Securitization Co. LLC, 2.85%, 1/22/09[2]	175,000,000	174,279,583
Gemini Securitization Corp.:
2.95%, 1/29/09[2]	50,000,000	49,758,264
3%, 1/21/09[2]	14,116,000	14,056,007
3.25%, 12/23/08[2]	50,000,000	49,900,694
3.25%, 1/26/09[2]	46,000,000	45,767,444
3.25%, 1/28/09[2]	50,000,000	49,738,194
3.85%, 1/23/09[2]	50,000,000	49,716,597
4.20%, 12/1/08[2]	50,000,000	50,000,000
4.35%, 1/16/09[2]	50,000,000	49,722,083
Legacy Capital LLC:
2.70%, 1/12/09	50,000,000	49,842,500
2.70%, 1/23/09	50,000,000	49,801,250
Thunder Bay Funding LLC:
1.45%, 1/20/09[4]	65,166,000	65,034,763
3%, 1/28/09[4]	128,059,000	127,440,048
Windmill Funding Corp.:
3.085%, 3/6/09[2]	25,000,000	24,796,476
3.10%, 1/7/09[2]	123,000,000	122,608,108

		1,378,309,877

Special Purpose Financial—4.8%
FCAR Owner Trust I:
2.35%, 12/1/08	15,400,000	15,400,000
2.85%, 12/15/08	75,000,000	74,916,875
20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Principal
	Amount	Value

Special Purpose Financial Continued
FCAR Owner Trust I: Continued
2.85%, 12/17/08	$75,000,000	$74,905,000
2.85%, 12/19/08	50,000,000	49,928,750
Ticonderoga Funding LLC:
1%, 12/1/08	67,006,000	67,006,000
1.15%, 12/5/08	50,000,000	49,993,611

		332,150,236

Total Short-Term Notes (Cost $3,890,939,456)		3,890,939,456

U.S. Government Agencies—1.1%
Federal Home Loan Bank:
2.43%, 4/22/09	25,000,000	24,760,375
2.75%, 4/27/09	50,000,000	49,438,542

Total U.S. Government Agencies (Cost $74,198,917)		74,198,917

	Shares	Value

Investment Company—4.0%
Dreyfus Government Cash Management— Institutional (Cost $278,500,000)	278,500,000	$278,500,000
Total Investments, at Value (Cost $6,926,865,764)	100.1%	6,926,865,764
Liabilities in Excess of Other Assets	(0.1)	(3,555,095)

Net Assets	100.0%	$6,923,310,669

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,857,188,746, or 26.83% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3.	Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $274,979,931, which represents 3.97% of the Fund’s net assets. See Note 4 of accompanying Notes.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $583,489,267 or 8.43% of the Fund’s net assets as of November 30, 2008.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS Unaudited / Continued
Valuation Inputs Continued
The market value of the Fund’s investments was determined based on the following inputs as of November 30, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$278,500,000	$—
Level 2—Other Significant Observable Inputs	6,648,365,764	—
Level 3—Significant Unobservable Inputs	—	—

Total	$6,926,865,764	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2008

Assets
Investments, at value (cost $6,926,865,764)—see accompanying statement of investments	$6,926,865,764
Receivables and other assets:
Interest and dividends	9,399,414
Shares of beneficial interest sold	543,714
Other	343,358

Total assets	6,937,152,250

Liabilities
Bank overdraft	641,657
Payables and other liabilities:
Dividends	12,599,592
Trustees’ compensation	355,114
Distribution and service plan fees	160,388
Transfer and shareholder servicing agent fees	6,203
Shareholder communications	4,964
Other	73,663

Total liabilities	13,841,581

Net Assets	$6,923,310,669

Composition of Net Assets
Par value of shares of beneficial interest	$6,922,917
Additional paid-in capital	6,915,993,672
Accumulated net investment income	10
Accumulated net realized gain on investments	394,070

Net Assets	$6,923,310,669

Net Asset Value Per Share

Class E Shares:
Net asset value and redemption price per share (based on net assets of $5,514,136,176 and 5,513,819,210 shares of beneficial interest outstanding)	$1.00

Class L Shares:
Net asset value and redemption price per share (based on net assets of $1,195,627,148 and 1,195,561,507 shares of beneficial interest outstanding)	$1.00

Class P Shares:
Net asset value and redemption price per share (based on net assets of $213,547,345 and 213,535,872 shares of beneficial interest)	$1.00
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2008

Investment Income
Interest	$96,941,275
Dividends	2,863,075

Total investment income	99,804,350

Expenses
Management fees	3,441,364
Distribution and service plan fees—Class P	173,994
Transfer and shareholder servicing agent fees:
Class E	11,692
Class L	15,015
Class P	5,860
Shareholder communications:
Class E	1,260
Class L	13,230
Class P	13
Insurance expense	440,558
Trustees’ compensation	108,094
Legal, auditing and other professional fees	37,855
Custodian fees and expenses	19,753
Other	8,374

Total expenses	4,277,062
Less reduction to custodian expenses	(135)
Less waivers and reimbursements of expenses	(140,881)

Net expenses	4,136,046

Net Investment Income	95,668,304

Net Realized Gain on Investments	235,688

Net Increase in Net Assets Resulting from Operations	$95,903,992

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	November 30, 2008	May 31,
	(Unaudited)	2008

Operations
Net investment income	$95,668,304	$266,043,916
Net realized gain	235,688	244,737

Net increase in net assets resulting from operations	95,903,992	266,288,653

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(76,209,303)	(248,672,603)
Class L	(17,411,863)	(17,445,181)
Class P	(2,026,959)	(20,034)

	(95,648,125)	(266,137,818)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E	(183,142,228)	1,733,750,762
Class L	442,226,850	752,833,041
Class P	212,596,959	928,913

	471,681,581	2,487,512,716

Net Assets
Total increase	471,937,448	2,487,663,551
Beginning of period	6,451,373,221	3,963,709,670

End of period (including accumulated net investment income (loss) of $10 and $(20,169), respectively)	$6,923,310,669	$6,451,373,221

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS Unaudited

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class E	(Unaudited)	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.01	.05	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.05)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[3]	1.40%	4.69%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,514,136	$5,697,092	$3,963,198

Average net assets (in thousands)	$5,495,212	$5,462,546	$3,623,302

Ratios to average net assets:[4]
Net investment income	2.77%	4.55%	5.25%
Total expenses	0.12%[5]	0.11%	0.11%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class L	(Unaudited)	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.01	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[3]	1.40%	4.69%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,195,627	$753,342	$502

Average net assets (in thousands)	$1,247,175	$443,323	$68

Ratios to average net assets:[4]
Net investment income	2.79%	3.93%	3.62%
Total expenses	0.12%[5]	0.12%	0.08%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS Unaudited / Continued

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class P	(Unaudited)	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.01	.05	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.05)	— [3]

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[4]	1.38%	4.68%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$213,548	$939	$10

Average net assets (in thousands)	$143,021	$517	$10

Ratios to average net assets:[5]
Net investment income	2.83%	3.78%	4.79%
Total expenses	0.37%	2.14%	0.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.20%	0.10%

1.	For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income and stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
      The Fund offers Class E, Class L and Class P shares. All classes of shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
      The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
      “Money market-type” instruments are typically designated as Level 2.
      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subse
29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

quently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
      Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
      There have been no significant changes to the fair valuation methodologies during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended November 30, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$38,060
Payments Made to Retired Trustees	69
Accumulated Liability as of November 30, 2008	279,396
30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2008		Year Ended May 31, 2008
	Shares	Amount	Shares	Amount

Class E
Sold	26,553,805,780	$26,553,805,780	52,370,394,439	$52,370,394,439
Dividends and/or distributions reinvested	7,925,078	7,925,078	27,054,601	27,054,601
Redeemed	(26,744,873,086)	(26,744,873,086)	(50,663,698,278)	(50,663,698,278)

Net increase (decrease)	(183,142,228)	$(183,142,228)	1,733,750,762	$1,733,750,762

Class L
Sold	8,449,062,124	$8,449,062,124	7,423,498,426	$7,423,498,426
Dividends and/or distributions reinvested	16,344,088	16,344,088	15,204,958	15,204,958
Redeemed	(8,023,179,362)	(8,023,179,362)	(6,685,870,343)	(6,685,870,343)

Net increase	442,226,850	$442,226,850	752,833,041	$752,833,041

Class P
Sold	513,017,000	$513,017,000	1,635,907	$1,635,907
Dividends and/or distributions reinvested	146,518	146,518	17,517	17,517
Redeemed	(300,566,559)	(300,566,559)	(724,511)	(724,511)

Net increase	212,596,959	$212,596,959	928,913	$928,913

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an annual fee of $10,000 for each class of shares.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager has agreed to waive its management fees and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E and Class L shares and 0.20% for Class P shares. These undertakings are voluntary and may be amended or withdrawn at any time.
      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective August 1, 2008, the Transfer Agent has voluntarily undertaken to limit the Fund’s annual transfer agent fees for all classes to 0.01% of average net assets. During the six months ended November 30, 2008, OFS waived $3,757 for Class P shares. This undertaking may be amended or withdrawn at any time.
      Effective October 9, 2007, the Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average net assets for Class P shares of the Fund. During the six months ended November 30, 2008, the Distributor waived $137,124 for Class P shares. That undertaking may be amended or withdrawn at any time.
4. Illiquid Securities
As of November 30, 2008, investments in securities included issues that are illiquid. investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Trustees has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department has accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund has also notified the Treasury Department of its intent to continue its participation in the Program through April 30, 2009.
33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Temporary Guarantee Program for Money Market Funds Continued
Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund’s net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.
      The Fund has paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as insurance expense on the Statement of Operations. Participation in any further extension of the Program would require payment of an additional fee.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

April 30, 2009

Oppenheimer

Small- & Mid- Cap Value Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Insurance	9.0%
Oil, Gas & Consumable Fuels	4.5
Hotels, Restaurants & Leisure	4.1
Media	3.7
Health Care Providers & Services	3.5
Machinery	3.3
Chemicals	3.2
Electric Utilities	3.0
IT Services	2.9
Multi-Utilities	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings

CMS Energy Corp.	2.9%
Everest Re Group Ltd.	2.8
ACE Ltd.	2.6
Navistar International Corp.	2.5
Assurant, Inc.	2.3
Tyco International Ltd.	2.3
Lorillard, Inc.	2.3
Lubrizol Corp. (The)	2.3
Molson Coors Brewing Co., Cl. B	2.2
TeleTech Holdings, Inc.	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.
For more current Fund holdings, please visit www.oppenheimerfunds.com
11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on the total market value of common stocks.
12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, however, the Board of Trustees has set the rate at zero.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
Class Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on
15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES Continued
accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2008	April 30, 2009	April 30, 2009

Actual
Class A	$1,000.00	$1,033.30	$6.52
Class B	1,000.00	1,029.50	10.42
Class C	1,000.00	1,029.40	10.32
Class N	1,000.00	1,032.20	7.84
Class Y	1,000.00	1,035.30	4.65

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.40	6.48
Class B	1,000.00	1,014.58	10.34
Class C	1,000.00	1,014.68	10.24
Class N	1,000.00	1,017.11	7.78
Class Y	1,000.00	1,020.23	4.62
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.29%
Class B	2.06
Class C	2.04
Class N	1.55
Class Y	0.92
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

	Shares	Value

Common Stocks—88.5%
Consumer Discretionary—14.1%
Auto Components—1.1%
Goodyear Tire & Rubber Co. (The)[1]	2,000,000	$21,980,000
Hotels, Restaurants & Leisure—4.1%
Bally Technologies, Inc.[1]	250,000	6,545,000
Orient-Express Hotel Ltd., Cl. A2	3,000,000	19,410,000
Pinnacle Entertainment, Inc.[1]	2,000,000	24,960,000
Scientific Games Corp., Cl. A1	2,000,000	34,980,000

		85,895,000

Leisure Equipment & Products—1.3%
Mattel, Inc.	1,800,000	26,928,000
Media—3.7%
Cablevision Systems Corp. New York Group, Cl. A	1,800,000	30,888,000
Liberty Global, Inc., Series A1	1,200,000	19,788,000
Time Warner Cable, Inc.	800,000	25,784,000

		76,460,000

Specialty Retail—2.5%
Advance Auto Parts, Inc.	500,000	21,875,000
Bed Bath & Beyond, Inc.[1]	500,000	15,210,000
Chico’s FAS, Inc.[1]	2,000,000	15,280,000

		52,365,000

Textiles, Apparel & Luxury Goods—1.4%
Phillips/Van Heusen Corp.	1,000,000	29,030,000
Consumer Staples—8.0%
Beverages—2.2%
Molson Coors Brewing Co., Cl. B	1,200,000	45,900,000
Food & Staples Retailing—1.5%
Kroger Co. (The)	1,500,000	32,430,000
Food Products—1.0%
Campbell Soup Co.	800,000	20,576,000
Household Products—1.0%
Energizer Holdings, Inc.[1]	350,000	20,055,000
Tobacco—2.3%
Lorillard, Inc.	750,000	47,347,500
Energy—5.7%
Energy Equipment & Services—1.2%
Weatherford International Ltd.[1]	1,500,000	24,945,000
Oil, Gas & Consumable Fuels—4.5%
Cabot Oil & Gas Corp., Cl. A	800,000	24,152,000
Peabody Energy Corp.	800,000	21,112,000
Range Resources Corp.	600,000	23,982,000
Southern Union Co.	1,500,000	23,865,000

		93,111,000

Financials—15.6%
Capital Markets—1.7%
Affiliated Managers Group, Inc.[1]	250,000	14,212,500
Investment Technology Group, Inc.[1]	900,000	20,502,000

		34,714,500

Commercial Banks—0.2%
KeyCorp	750,000	4,612,500
Consumer Finance—1.2%
SLM Corp.[1]	5,000,000	24,150,000
Diversified Financial Services—1.0%
Fifth Street Finance Corp.	1,000,000	7,500,000
Liberty Acquisition Holdings Corp.[1]	1,500,000	13,365,000

		20,865,000
F1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance—9.0%
ACE Ltd.	1,150,000	$53,268,000
Assurant, Inc.	2,000,000	48,880,000
Everest Re Group Ltd.	775,000	57,846,000
Fidelity National Financial, Inc., Cl. A	800,000	14,504,000
National Financial Partners Corp.	1,925,000	13,590,500

		188,088,500

Real Estate Investment Trusts—1.4%
BioMed Realty Trust, Inc.	1,000,000	11,410,000
ProLogis	2,000,000	18,220,000

		29,630,000

Thrifts & Mortgage Finance—1.1%
NewAlliance Bancshares, Inc.	1,800,000	23,238,000
Health Care—8.7%
Health Care Equipment & Supplies—1.8%
Hospira, Inc.[1]	1,125,000	36,978,750
Health Care Providers & Services—3.5%
Aetna, Inc.	1,650,000	36,316,500
Community Health Systems, Inc.[1]	600,000	13,704,000
DaVita, Inc.[1]	500,000	23,185,000

		73,205,500

Life Sciences Tools & Services—2.4%
Charles River Laboratories International, Inc.[1]	500,000	13,825,000
Covance, Inc.[1]	350,000	13,748,000
Thermo Fisher Scientific, Inc.[1]	625,000	21,925,000

		49,498,000

Pharmaceuticals—1.0%
Shire Ltd., ADR	600,000	22,362,000
Industrials—10.8%
Aerospace & Defense—1.7%
Goodrich Corp.	800,000	35,424,000
Air Freight & Logistics—1.1%
Atlas Air Worldwide Holdings, Inc.[1]	900,000	23,895,000
Electrical Equipment—1.1%
General Cable Corp.[1]	850,000	23,069,000
Industrial Conglomerates—2.3%
Tyco International Ltd.	2,000,000	47,520,000
Machinery—3.3%
Joy Global, Inc.	600,000	15,300,000
Navistar International Corp.[1]	1,400,000	52,920,000

		68,220,000

Trading Companies & Distributors—1.3%
Aircastle Ltd.[2]	4,000,000	26,400,000
Information Technology—11.4%
Communications Equipment—2.1%
ADC Telecommunications, Inc.[1]	3,000,000	22,080,000
Juniper Networks, Inc.[1]	1,000,000	21,650,000

		43,730,000

Electronic Equipment & Instruments—2.3%
Agilent Technologies, Inc.[1]	1,500,000	27,390,000
Amphenol Corp., Cl. A	600,000	20,304,000

		47,694,000

IT Services—2.9%
Affiliated Computer Services, Inc., Cl. A1	425,000	20,561,500
TeleTech Holdings, Inc.[1]	3,000,000	39,810,000

		60,371,500

Semiconductors & Semiconductor Equipment—1.9%
Lam Research Corp.[1]	400,000	11,152,000
Marvell Technology Group Ltd.[1]	1,200,000	13,176,000
Varian Semiconductor Equipment Associates, Inc.[1]	600,000	15,354,000

		39,682,000
F2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Shares	Value

Software—2.2%
Electronic Arts, Inc.[1]	800,000	$16,280,000
McAfee, Inc.[1]	600,000	22,524,000
THQ, Inc.[1]	2,250,000	7,695,000

		46,499,000

Materials—3.8%
Chemicals—3.2%
FMC Corp.	425,000	20,710,250
Lubrizol Corp. (The)	1,094,088	47,286,483

		67,996,733

Metals & Mining—0.6%
Nucor Corp.	300,000	12,207,000
Telecommunication Services—2.2%
Wireless Telecommunication Services—2.2%
Crown Castle International Corp.[1]	1,000,000	24,520,000
NII Holdings, Inc.[1]	1,300,000	21,008,000

		45,528,000

Utilities—8.2%
Electric Utilities—3.0%
Cleco Corp.	1,500,000	31,635,000
NV Energy, Inc.	2,889,300	29,615,325

		61,250,325

Energy Traders—1.0%
NRG Energy, Inc.[1]	1,200,000	21,576,000
Gas Utilities—1.3%
EQT Corp.	800,000	26,904,000
Multi-Utilities—2.9%
CMS Energy Corp.	5,000,000	60,100,000

Total Common Stocks (Cost $2,103,410,319)		1,842,431,808

Investment Companies—13.6%
iShares Russell 2000 Value Index Fund	500,000	22,760,000
iShares Russell Midcap Value Index Fund	750,000	21,015,000
Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%[2,3]	217,906,796	217,906,796
SPDR Gold Trust[1]	250,000	21,817,500

Total Investment Companies (Cost $281,821,891)		283,499,296
Total Investments, at Value (Cost $2,385,232,210)	102.1%	2,125,931,104
Liabilities in Excess of Other Assets	(2.1)	(44,193,338)

Net Assets	100.0%	$2,081,737,766

Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2008	Additions	Reductions	April 30, 2009

Aircastle Ltd.	4,500,000	—	500,000	4,000,000
Atlas Air Worldwide Holdings, Inc.[a]	1,400,000	201,600	701,600	900,000
Oppenheimer Institutional Money Market Fund, Cl. E	108,333,522	548,797,874	439,224,600	217,906,796
Orient-Express Hotel Ltd., Cl. A	—	3,098,000	98,000	3,000,000
Pinnacle Entertainment, Inc.[a]	3,500,000	500,000	2,000,000	2,000,000
F3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Realized
	Value		Income	Gain (Loss)

Aircastle Ltd.	$26,400,000		$900,000	$(4,790,831)
Atlas Air Worldwide Holdings, Inc.[a]	—	[b]	—	(26,237,194)
Oppenheimer Institutional Money Market Fund, Cl. E	217,906,796		1,028,365	—
Orient-Express Hotel Ltd., Cl. A	19,410,000		—	79,634
Pinnacle Entertainment, Inc.[a]	—	[b]	—	(39,605,759)

	$263,716,796		$1,928,365	$(70,554,150)

a.	No longer an affiliate as of April 30, 2009.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.
3.	Rate shown is the 7-day yield as of April 30, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of April 30, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$2,125,931,104	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$2,125,931,104	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,101,134,239)	$1,862,214,308
Affiliated companies (cost $284,097,971)	263,716,796

2,125,931,104
Cash	119,469
Receivables and other assets:
Investments sold	22,152,683
Dividends	1,140,222
Shares of beneficial interest sold	312,795
Other	161,609

Total assets	2,149,817,882

Liabilities
Payables and other liabilities:
Investments purchased	61,533,549
Shares of beneficial interest redeemed	4,896,624
Trustees’ compensation	604,556
Transfer and shareholder servicing agent fees	513,834
Shareholder communications	243,426
Distribution and service plan fees	241,496
Other	46,631

Total liabilities	68,080,116

Net Assets	$2,081,737,766

Composition of Net Assets
Par value of shares of beneficial interest	$1,044,817
Additional paid-in capital	3,609,836,749
Accumulated net investment income	1,724,622
Accumulated net realized loss on investments and foreign currency transactions	(1,271,567,316)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(259,301,106)

Net Assets	$2,081,737,766

F5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,397,907,671 and 68,014,639 shares of beneficial interest outstanding)	$20.55
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$21.80

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,867,657 and 6,875,804 shares of beneficial interest outstanding)	$17.87

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $283,614,824 and 15,865,857 shares of beneficial interest outstanding)	$17.88

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $191,654,738 and 9,621,267 shares of beneficial interest outstanding)	$19.92

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $85,692,876 and 4,104,166 shares of beneficial interest outstanding)	$20.88
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $60,000)	$14,089,789
Affiliated companies	1,928,365
Interest	17,057

Total investment income	16,035,211

Expenses
Management fees	6,324,923
Distribution and service plan fees:
Class A	1,594,346
Class B	554,281
Class C	1,308,855
Class N	423,974
Transfer and shareholder servicing agent fees:
Class A	3,259,598
Class B	400,898
Class C	699,952
Class N	658,752
Class Y	85,472
Shareholder communications:
Class A	149,890
Class B	35,361
Class C	37,281
Class N	19,776
Class Y	3,035
Trustees’ compensation	69,906
Custodian fees and expenses	9,260
Other	115,716

Total expenses	15,751,276
Less reduction to custodian expenses	(2,496)
Less waivers and reimbursements of expenses	(2,144,732)

Net expenses	13,604,048

Net Investment Income	2,431,163
F7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments:
Unaffiliated companies	$(686,384,542)
Affiliated companies	(70,554,150)
Closing and expiration of option contracts written	(7,616,175)
Foreign currency transactions	(6,403,361)

Net realized loss	(770,958,228)
Net change in unrealized appreciation (depreciation) on:
Investments	796,803,575
Translation of assets and liabilities denominated in foreign currencies	7,048,909
Option contracts written	5,459,970

Net change in unrealized depreciation	809,312,454

Net Increase in Net Assets Resulting from Operations	$40,785,389

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2009	October 31,
	(Unaudited)	2008

Operations
Net investment income (loss)	$2,431,163	$(5,134,329)
Net realized loss	(770,958,228)	(490,238,830)
Net change in unrealized depreciation	809,312,454	(1,788,245,125)

Net increase (decrease) in net assets resulting from operations	40,785,389	(2,283,618,284)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	(713,563)	(300,805,963)
Class B	(71,904)	(34,293,935)
Class C	(174,171)	(77,557,352)
Class N	(96,466)	(35,173,899)
Class Y	(40,078)	(8,265,179)

	(1,096,182)	(456,096,328)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(105,350,768)	(205,919,474)
Class B	(10,973,767)	(55,983,402)
Class C	(36,267,861)	(72,486,028)
Class N	(1,687,440)	13,190,840
Class Y	8,843,001	46,837,853

	(145,436,835)	(274,360,211)

Net Assets
Total decrease	(105,747,628)	(3,014,074,823)
Beginning of period	2,187,485,394	5,201,560,217

End of period (including accumulated net investment income (loss) of $1,724,622 and $(706,541), respectively)	$2,081,737,766	$2,187,485,394

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$19.90	$42.78	$36.95	$33.08	$30.08	$26.11

Income (loss) from investment operations:
Net investment income (loss)[1]	.04	.02	(.08)	.05	(.04)	(.17)
Net realized and unrealized gain (loss)	.62	(19.19)	7.97	5.69	6.22	5.42

Total from investment operations	.66	(19.17)	7.89	5.74	6.18	5.25

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.01)	(3.71)	(2.06)	(1.87)	(3.18)	(1.28)

Net asset value, end of period	$20.55	$19.90	$42.78	$36.95	$33.08	$30.08

Total Return, at Net Asset Value[2]	3.33%	(48.93)%	22.18%	18.04%	21.87%	20.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,397,908	$1,476,752	$3,530,371	$2,343,715	$1,298,204	$543,999

Average net assets (in thousands)	$1,270,407	$2,688,839	$3,150,544	$1,884,099	$893,501	$436,617

Ratios to average net assets:[3]
Net investment income (loss)	0.42%	0.06%	(0.19)%	0.13%	(0.11)%	(0.61)%
Total expenses	1.49%[4]	1.16%[4]	1.08%[4]	1.14%[4]	1.23%	1.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%	1.16%	1.08%	1.14%	1.23%	1.35%

Portfolio turnover rate	43%	94%	115%	136%	121%	163%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.50%
Year Ended October 31, 2008	1.16%
Year Ended October 31, 2007	1.08%
Year Ended October 31, 2006	1.14%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.37	$38.10	$33.38	$30.29	$28.01	$24.59

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.22)	(.36)	(.22)	(.29)	(.37)
Net realized and unrealized gain (loss)	.54	(16.80)	7.14	5.18	5.75	5.07

Total from investment operations	.51	(17.02)	6.78	4.96	5.46	4.70

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.01)	(3.71)	(2.06)	(1.87)	(3.18)	(1.28)

Net asset value, end of period	$17.87	$17.37	$38.10	$33.38	$30.29	$28.01

Total Return, at Net Asset Value[2]	2.95%	(49.34)%	21.18%	17.08%	20.82%	19.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,867	$132,365	$367,688	$327,908	$272,643	$198,971

Average net assets (in thousands)	$112,209	$256,533	$370,633	$307,618	$243,754	$190,251

Ratios to average net assets:[3]
Net investment loss	(0.35)%	(0.75)%	(1.00)%	(0.71)%	(0.98)%	(1.43)%
Total expenses	2.47%[4]	1.96%[4]	1.90%[4]	1.97%[4]	2.09%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.06%	1.96%	1.90%	1.97%	2.09%	2.18%

Portfolio turnover rate	43%	94%	115%	136%	121%	163%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.48%
Year Ended October 31, 2008	1.96%
Year Ended October 31, 2007	1.90%
Year Ended October 31, 2006	1.97%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.38	$38.10	$33.36	$30.25	$27.97	$24.55

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.20)	(.34)	(.20)	(.27)	(.37)
Net realized and unrealized gain (loss)	.54	(16.81)	7.14	5.18	5.73	5.07

Total from investment operations	.51	(17.01)	6.80	4.98	5.46	4.70

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.01)	(3.71)	(2.06)	(1.87)	(3.18)	(1.28)

Net asset value, end of period	$17.88	$17.38	$38.10	$33.36	$30.25	$27.97

Total Return, at Net Asset Value[2]	2.94%	(49.30)%	21.25%	17.17%	20.85%	19.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$283,615	$318,189	$812,430	$542,273	$292,689	$122,329

Average net assets (in thousands)	$264,677	$598,093	$725,723	$429,214	$199,650	$96,555

Ratios to average net assets:[3]
Net investment loss	(0.32)%	(0.70)%	(0.95)%	(0.64)%	(0.91)%	(1.42)%
Total expenses	2.25%[4]	1.91%[4]	1.84%[4]	1.92%[4]	2.03%	2.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	1.91%	1.84%	1.92%	2.03%	2.16%

Portfolio turnover rate	43%	94%	115%	136%	121%	163%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.26%
Year Ended October 31, 2008	1.91%
Year Ended October 31, 2007	1.84%
Year Ended October 31, 2006	1.92%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$19.31	$41.75	$36.24	$32.58	$29.77	$25.98

Income (loss) from investment operations:
Net investment income (loss)[1]	.01	(.09)	(.22)	(.08)	(.14)	(.26)
Net realized and unrealized gain (loss)	.61	(18.64)	7.79	5.61	6.13	5.33

Total from investment operations	.62	(18.73)	7.57	5.53	5.99	5.07

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.01)	(3.71)	(2.06)	(1.87)	(3.18)	(1.28)

Net asset value, end of period	$19.92	$19.31	$41.75	$36.24	$32.58	$29.77

Total Return, at Net Asset Value[2]	3.22%	(49.10)%	21.71%	17.65%	21.42%	20.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$191,655	$187,639	$397,075	$229,340	$102,971	$36,322

Average net assets (in thousands)	$171,171	$320,483	$325,526	$171,305	$68,779	$21,951

Ratios to average net assets:[3]
Net investment income (loss)	0.14%	(0.29)%	(0.55)%	(0.22)%	(0.44)%	(0.93)%
Total expenses	1.99%[4]	1.56%[4]	1.45%[4]	1.50%[4]	1.57%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.50%	1.45%	1.50%	1.57%	1.66%

Portfolio turnover rate	43%	94%	115%	136%	121%	163%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.00%
Year Ended October 31, 2008	1.56%
Year Ended October 31, 2007	1.45%
Year Ended October 31, 2006	1.50%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class Y	(Unaudited)	2008	2007	2006	2005[1]

Per Share Operating Data
Net asset value, beginning of period	$20.18	$43.17	$37.14	$33.08	$33.38

Income (loss) from investment operations:
Net investment income (loss)[2]	.07	.14	.07	.26	— [3]
Net realized and unrealized gain (loss)	.64	(19.42)	8.02	5.67	(.30)

Total from investment operations	.71	(19.28)	8.09	5.93	(.30)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.01)	(3.71)	(2.06)	(1.87)	—

Net asset value, end of period	$20.88	$20.18	$43.17	$37.14	$33.08

Total Return, at Net Asset Value[4]	3.53%	(48.73)%	22.63%	18.64%	(0.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$85,693	$72,540	$93,996	$35,638	$1

Average net assets (in thousands)	$75,800	$93,084	$63,467	$12,164	$1

Ratios to average net assets:[5]
Net investment income (loss)	0.75%	0.43%	0.18%	0.76%	(0.32)%
Total expenses	0.93%[6]	0.76%[6]	0.72%[6]	0.68%[6]	0.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.92%	0.76%	0.72%	0.68%	0.90%

Portfolio turnover rate	43%	94%	115%	136%	121%

1.	For the period from October 24, 2005 (inception of offering) to October 31, 2005.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	0.94%
Year Ended October 31, 2008	0.76%
Year Ended October 31, 2007	0.72%
Year Ended October 31, 2006	0.68%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee was discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies
F16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investments in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when
F17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2008, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Expiring

2016	$460,115,322
As of April 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,231,073,550 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,484,939,437

Gross unrealized appreciation	$132,369,811
Gross unrealized depreciation	(491,378,144)

Net unrealized depreciation	$(359,008,333)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
During the six months ended April 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$27,256
Payments Made to Retired Trustees	116,903
Accumulated Liability as of April 30, 2009	525,781
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined
F19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	10,112,206	$180,427,700	14,579,144	$480,189,852
Dividends and/or distributions reinvested	37,357	628,715	6,926,755	262,385,484
Redeemed	(16,337,721)	(286,407,183)[1]	(29,827,590)	(948,494,810)[2]

Net decrease	(6,188,158)	$(105,350,768)	(8,321,691)	$(205,919,474)

Class B
Sold	782,641	$12,240,353	947,552	$26,648,788
Dividends and/or distributions reinvested	4,405	64,672	922,273	30,711,680
Redeemed	(1,531,200)	(23,278,792)[1]	(3,900,257)	(113,343,870)[2]

Net decrease	(744,154)	$(10,973,767)	(2,030,432)	$(55,983,402)

Class C
Sold	1,741,798	$27,010,348	2,707,673	$78,229,969
Dividends and/or distributions reinvested	8,666	127,220	1,615,748	53,788,265
Redeemed	(4,197,520)	(63,405,429)[1]	(7,336,844)	(204,504,262)[2]

Net decrease	(2,447,056)	$(36,267,861)	(3,013,423)	$(72,486,028)

Class N
Sold	2,157,719	$36,999,461	3,070,051	$97,470,679
Dividends and/or distributions reinvested	4,788	78,185	783,162	28,867,366
Redeemed	(2,256,168)	(38,765,086)[1]	(3,647,956)	(113,147,205)[2]

Net increase (decrease)	(93,661)	$(1,687,440)	205,257	$13,190,840

Class Y
Sold	1,515,667	$27,393,496	2,584,302	$82,871,336
Dividends and/or distributions reinvested	2,118	36,150	175,077	6,700,208
Redeemed	(1,008,004)	(18,586,645)[1]	(1,342,519)	(42,733,691)[2]

Net increase	509,781	$8,843,001	1,416,860	$46,837,853

1.	Net of redemption fees of $13,572, $1,199, $2,828, $1,829 and $810 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $30,623, $2,922, $6,812, $3,650 and $1,060 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$778,593,405	$1,006,989,740
F21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.80%
Next $400 million	0.75
Next $1.2 billion	0.60
Next $4.0 billion	0.58
Over $6.0 billion	0.56
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2009, the Fund paid $3,340,629 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based
F22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C and Class N shares were $7,907,364 and $3,861,527, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2009	$160,373	$2,711	$165,230	$14,684	$413
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended April 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$1,203,547
Class B	225,898
Class C	270,887
Class N	365,108
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2009, the Manager waived $79,292 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
F23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Foreign Currency Exchange Contracts Continued
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2009, the Fund had no outstanding forward contracts.
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended April 30, 2009 was as follows:

	Put Options
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of October 31, 2008	5,750	$2,202,250
Options closed or expired	(5,750)	(2,202,250)

Options outstanding as of April 30, 2009	—	$—

F24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also
F25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Quest for Value Funds

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 06/15/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 06/15/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 06/15/2009